UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $410,060 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE NETWORK INC             COM              00506D100     4696   279000 SH       SOLE                   279000        0        0
AMAZON COM INC                 COM              023135106    22600   111600 SH       SOLE                   111600        0        0
ASPEN TECHNOLOGY INC           COM              045327103     2708   131889 SH       SOLE                   131889        0        0
BLOUNT INTL INC NEW            COM              095180105    14595   875000 SH       SOLE                   875000        0        0
CARTER INC                     COM              146229109   130298  2618000 SH       SOLE                  2618000        0        0
COLFAX CORP                    COM              194014106     8105   230000 SH       SOLE                   230000        0        0
HARRY WINSTON DIAMOND CORP     COM              41587B100     7059   480500 SH       SOLE                   480500        0        0
HUMANA INC                     COM              444859102    53176   575000 SH       SOLE                   575000        0        0
POPULAR INC                    COM              733174106    30057 14661767 SH       SOLE                 14661767        0        0
REALPAGE INC                   COM              75606N109     7668   400000 SH       SOLE                   400000        0        0
SALESFORCE COM INC             COM              79466L302    20704   134000 SH       SOLE                   134000        0        0
SLM CORP                       COM              78442P106    14578   925000 SH       SOLE                   925000        0        0
TRANSDIGM GROUP INC            COM              893641100    46047   397783 SH       SOLE                   397783        0        0
TRIPADVISOR INC                COM              896945201    30320   850000 SH       SOLE                   850000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    17449   325000 SH       SOLE                   325000        0        0